STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

July 30, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Ms. Anu Dubey

Re:	A&Q Masters Fund
(formerly, O’Connor Fund of Funds: Masters)
(File Nos. 333-189732 and 811-22859)

Dear Ms. Dubey:

On behalf of A&Q Masters Fund (the “Fund”), transmitted for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 2 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “Registration Statement”) (also constituting Amendment No. 3 to the Fund’s Registration Statements on Form N-2 under the Investment Company Act of 1940, as amended).

Accompanying this filing are requests for acceleration, on behalf of the Fund and UBS Financial Services Inc., the Fund’s distributor, of the Amendment to Friday, August 1, 2014, or as soon thereafter as practicable.

The Amendment is marked to show changes from the versions of the prospectus and statement of additional information (“SAI”) included in Post-Effective Amendment No. 1 to the Fund’s Registration Statement (“Amendment No. 1”) filed with the Commission on May 23, 2014.  These changes consist of those made in response to comments of the staff (the “Staff”) of the Commission relating to Amendment No. 1, that were provided to Lauren Connolly of this office by Ms. Anu Dubey of the Staff by telephone on July 8, 2014, as well as various stylistic changes and disclosure clarifications.

Set forth below is a summary of the Staff’s comments and the Fund’s responses thereto.  For the convenience of the Staff, the comments have been repeated in the headings below, and the Fund’s response follows each heading.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

PROSPECTUS

Cover Page—Expense Limitation and Reimbursement Agreement

Comment 1.                 The disclosure states that the Adviser has entered into an expense limitation and reimbursement agreement with the Fund whereby has agreed the Adviser has agreed to limit indefinitely the amount of Specified Expenses.  Please modify the sentence to state explicitly the term of the expense limitation and reimbursement agreement (e.g., by substituting “permanently”).  If the Adviser has agreed to limit permanently the Specified Expenses, please clarify that only the Fund’s board of directors can terminate the agreement.

Response 1.                The disclosure has been revised as follows:  “The Adviser has entered into an ‘Expense Limitation and Reimbursement Agreement’ with the Fund whereby the Adviser has agreed to limit ~~indefinitely~~ in perpetuity the amount of ‘Specified Expenses’ . . . .”  Please note that the penultimate sentence of the paragraph states that the “Adviser may discontinue its obligations under the Expense Limitation and Reimbursement Agreement only with the consent of a majority of the [independent] Trustees . . . of the Fund.”

Prospectus Summary—The Offering

Comment 2.                 Please revise the penultimate sentence of the last paragraph to clarify that the investment minimums may not be reduced to less than $25,000.

Response 2.                Please note that the first sentence of the last paragraph states that the minimum initial investment may be reduced in the Adviser’s sole discretion, but not below $25,000.

Summary of Fund Expenses

Comment 3.                 Please modify or qualify the sentence “The example does not present actual expenses,” which is inaccurate.

Response 3.                The disclosure has been revised as follows:  “The example ~~does not present actual~~ is based on the fees and expenses~~,~~ set forth in the table above, but does not reflect the Incentive Fee ~~and~~.  The example should not be considered a representation of future expenses.”

Comment 4.                 The disclosure of the Fund’s total return for the period from July 1, 2013 (commencement of operations) to March 31, 2014 does not reflect deduction of a sales load.  Please precede this with a statement of the Fund’s total return for the period including the deduction of a sales load, as the total return including the deduction should be more prominent.

Response 4.                It is respectfully requested that the comment be waived.  Form N-2 does not mandate the manner in which the Fund must disclose its total return since inception, or even require that the Fund disclose such figure.  The Fund believes that it is appropriate to disclose only its total return since inception excluding a sales load, in light of the fact that the sales load is waivable and that the amount of any such load will be determined in the sole discretion of the applicable financial advisor.  Additionally, please note that the sentence following the disclosure of the Fund’s total return since inception notes that if deduction of a sales load had been reflected, the total return for the period would have been lower.

Risk Factors—Employing a “Fund of Funds” Strategy Involves Risks Not Present in Direct Investment Programs

Comment 5.                 The disclosure states that the Fund will not be able to avail itself of the protections of the 1940 Act with respect to the Investment Funds.  Please clarify that the Fund will itself be registered under the 1940 Act.

Response 5.                The first sentence of the second paragraph has been revised as follows:

While the Fund may invest in registered investment companies, the Investment Funds generally will not be registered as investment companies under the Investment Company Act.  ~~and, therefore,~~ Therefore, despite the fact that the Fund itself is registered under the Investment Company Act, the Fund will not be able to avail itself of the protections of the Investment Company Act with respect to the Investment Funds, including certain corporate governance protections, such as the requirement of having a substantial number of independent board members, and statutory protections against self-dealing by the Investment Managers.

Comment 6.                 The disclosure states that the Fund may be required to indemnify certain of the Investment Funds and their Investment Managers from any liability, damage, cost or expense arising out of, among other things, breaches of representations and warranties included in the Investment Fund’s subscription documents and certain acts or omissions relating to the offer or sale of the Fund’s Shares, and that shareholders may be exposed, indirectly, to these indemnification obligations as well as to the indemnification obligations of the Investment Managers to the respective service providers they employ.  Please disclose that the Fund will not indemnify with respect to any disabling conduct set forth in Section 17(i) of the 1940 Act.  In addition, please explain to us why the Fund should indemnify Investment Managers in regard to the respective service providers they employ, and indicate to us whether the Fund’s board of directors considered such broad indemnification to be the obligation of the Fund.  Please make any necessary conforming changes to the disclosure in the prospectus summary under the caption “Risk Factors.”

Response 6.                It is respectfully requested that the comment be waived.  First, we note that Section 17(i) of the 1940 Act has no application here as it applies only to contracts or agreements under which a person undertakes to acts as investment adviser of, or principal underwriter for, a registered investment company.  We are not aware of any statute or rule that prohibits or limits a registered investment company from generally entering into commercially reasonable contractual obligations, including ones that provide for indemnification.  Nevertheless, we advise you that the Fund does not intend to indemnify the Investment Funds or their Investment Managers with respect to any disabling contact set forth in Section 17(i) of the 1940 Act.

The risk disclosure in question refers to the fact that the Fund may be required to indemnify underlying Investment Funds and their Investment Managers for breaches by the Fund of representations and warranties made in the Investment Fund’s subscription documents and for other similar matters.  The indemnity may be for a direct loss suffered by an Investment Fund or Investment Manager as a result of the Fund’s breach, or it may be for an indirect loss suffered by an Investment Fund or Investment Manager as a consequence of the loss suffered by a service provider stemming from the Fund’s breach.  In either case, if any such indemnity is called upon, Fund shareholders would be exposed indirectly.

The disclosure has been revised as follows:

The Fund may be required to indemnify certain of the Investment Funds and their Investment Managers from any liability, damage, cost or expense arising out of, among other things, breaches of representations and warranties included in the Investment Fund’s subscription documents and certain acts or omissions relating to the offer or sale of the Fund’s Shares, or from liability of an Investment Fund or an Investment Manager to a service provider arising out of the same breach.  Shareholders may be exposed, indirectly, to these indemnification obligations ~~as well as to the indemnification obligations of the Investment Managers to the respective service providers they employ~~.

Please note that, as required by Item 30 of Form N-2, the Fund discloses in the Part C that it will apply the indemnification provisions of the Trust Agreement and Investment Advisory Agreement in a manner consistent with Release 40-11330 of the Commission under the 1940 Act, so long as the interpretation therein of Sections 17(h) and 17(i) of the 1940 Act remains in effect.

Risk Factors—Investment Funds May Invest Significantly in Volatile Sectors and Markets

Comment 7.                 The disclosure refers to the extent to which the Fund’s portfolio is concentrated in the securities of issuers in a single industry.  Please clarify this disclosure, as the Fund has a fundamental investment policy against concentrating its assets in the securities of issuers in a single industry.

Response 7.                The disclosure has been revised as follows:

One or more Investment Managers, from time to time, may invest a substantial portion of its Investment Fund’s assets in an industry sector.  As a result, the investment portfolios of these Investment Funds (as well as the Fund’s portfolio) may be subject to greater risk and volatility than if investments had been made in a broader range of issuers.  In addition, an Investment Fund’s emphasis in a particular sector may be especially volatile.  To the extent that ~~the Fund’s portfolio (which, for this purpose, means the aggregate securities positions held by the Investment Managers)~~ an Investment Fund concentrates its portfolio ~~is concentrated~~ in securities of issuers in a single industry, the risk of any investment decision is increased.

Management of the Fund—Portfolio Managers

Comment 8.                 In the first sentence of the first paragraph, please add “jointly and primarily” before “responsible for the selection . . . .”

Response 8.                The disclosure has been revised, as requested.

Management of the Fund— Administrator, Custodian, Transfer Agent and Dividend Disbursing Agent

Comment 9.                 Please state the business address of the Fund’s custodian, transfer agent and dividend disbursing agent.  See Item 9.1.e of Form N-2.

Response 9.                The disclosure has been revised, as requested.

Appendix B:  Fund Performance Information

Comment 10.               Footnote 1 states that the performance information does not reflect the deduction of the Fund’s waivable sales load, which, if reflected, would reduce the performance quoted.  We believe that the deduction of the maximum sales load is required in the presentation of performance information pursuant to MassMutual Institutional Funds, SEC No-Action Letter (Sept. 28, 1995) (“MassMutual”).  Accordingly, please recalculate the performance information.

Response 10.              It is respectfully requested that the comment be waived.  The Fund is not aware of any rule, statute or other requirement, or precedent in the Staff’s line of no-action letters, that would mandate the deduction of the Fund’s waivable sales load in the performance information.

While Item 26(b)(1) of Form N-1A requires that a mutual fund assume the maximum sales load in calculating its average annual return, Form N-2 does not have a comparable item, as closed-end funds are not required to present standardized total return.  Form N-2 prescribes a total return formula, but such formula does not include the deduction of a sales load.  See Instruction 13.a to Item 4 of Form N-2.  Rule 482 under the 1933 Act, which permits investment companies to advertise investment performance data, as well as certain other information, also is instructive in this instance.  While the specific language of the Rule includes closed-end funds as eligible to use Rule 482 advertisements, and prescribes standardized yield and total return calculations for open-end funds and money market funds, it does not have any comparable provisions for closed-end funds.  As a result, a “closed-end fund presumably may use any non-misleading type of performance data in its advertisements . . . .”1   Additionally, pursuant to Rule 482(b)(3)(ii), a sales load or any other nonrecurring fee may be omitted from performance data, as long as the following statements are included:  (i) that the performance data does not reflect the deduction of the sales load or fee; and (ii) that, if reflected, the load or fee would reduce the performance quoted.

___________________
1	Thomas P. Lemke, Gerald T. Lins & A. Thomas Smith III, Regulation of Investment Companies, Sec. 16.11 (Rel. 32-10/2012).

The Fund discloses that performance prior to July 1, 2013 reflects the actual performance of the Predecessor Fund, and the actual fees and expenses of the Predecessor Fund.  The Predecessor Fund did not charge a sales load.  In accordance with Rule 482(b)(3)(ii), footnote 1 discloses that the performance information does not reflect the deduction of the Fund’s waivable sales load, which, if reflected, would reduce the performance quoted.  In light of the foregoing, as well as the fact that the amount of any sales load charged to a Fund investor is determined in the sole discretion of the applicable financial advisor and is waived for certain investors, the Fund believes that the performance information is presented in an appropriate, non-misleading manner.

In light of the Staff’s position that MassMutual applies, and that the Fund must comply with the manner in which open-end funds calculate standardized total return, we discussed this comment further with Ms. Dubey on July 25, 2014 and July 29, 2014, and believe that we have resolved it satisfactorily.  We believe that the historical monthly performance table in Appendix B is analogous to the bar chart required by Item 4(b)(2)(ii) of Form N-1A, which sets forth annual returns in the manner prescribed by Instruction 3(b) to Item 13(a).  In light of this Instruction, as well as Instruction 1(a) to Item 4 of Form N-1A, we believe that the historical monthly performance table is not required to reflect the deduction of the Fund's maximum sales load.  Instruction 1 to Item 26(b)(1) of Form N-1A, however, mandates the inclusion of a fund’s maximum sales load in the calculation of its average annual total return.  We have, therefore, revised the average annual total return table to present side-by-side net and gross of sales load performance, and have revised the footnotes accordingly.

STATEMENT OF ADDITIONAL INFORMATION

Additional Investment Policies—Fundamental Policies

Comment 11.               The disclosure states that if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Fund’s total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.  Please clarify that a later change in percentage may constitute a violation of the restriction on borrowing.  See Section 18(f)(1) of the 1940 Act.

Response 11.              It is respectfully requested that the comment be waived.  First, we note that Section 18(f)(1) of the 1940 Act applies only to open-end funds and, therefore, is inapplicable for our purposes.  Furthermore, while Section 18(a)(1)(C) is applicable, the scenario contemplated thereby (i.e., asset coverage falling to less than 100%) is not a realistic risk associated with an investment in the Fund, as the Fund is authorized to borrow money only for temporary purposes.  Furthermore, under the Fund’s credit facility, the Fund is permitted to borrow up to $18 million, provided that the aggregate principal amount of the Fund’s borrowings does not exceed an amount equal to 15% of its net asset value (approximately $121.5 million as of May 31, 2014).  Even if, therefore, the Fund’s net asset value decreased to less than $36 million, the Fund would be able to borrow only up to $5.4 million.

Investment Advisory Services; Related Administration Services—The Adviser

Comment 12.               The disclosure states the aggregate fees paid by the Fund to the Adviser pursuant to the Investment Advisory Agreement for the period from July 1, 2013 (commencement of operations) to March 31, 2014.  Please disclose any credits that reduced the advisory fee during this period, or indicate to us that there were no such credits.  See Item 20.1.c of Form N-2.

Response 12.              We advise you that there were no credits that reduced the advisory fee during the last three fiscal years.

*     *     *     *     *     *     *     *

In addition to the foregoing changes, the Amendment formally incorporates the Fund’s audited financial statements for the fiscal year ended March 31, 2014 and summary financial highlights derived therefrom.  A consent from the Fund’s auditor, Ernst & Young LLP, is included as an exhibit to the Amendment.  The Amendment also includes certain other updating of Fund financial information, numerical data and disclosure clarifications.

Please be advised that concurrent with the filing of the Amendment, the following additional items are being submitted:

1.           A separate letter from the Fund in which the Fund acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

2.	Requests on behalf of the Fund and UBS Financial Services Inc. seeking acceleration of the effectiveness of the Amendment to Friday, August 1, 2014, or as soon thereafter as practicable.

We hope the Staff finds this letter and the revisions in the prospectus and SAI responsive to the Staff’s comments.  Should you have any questions or comments, please feel free to contact me at 212.806.6274 (bgreen@stroock.com) or Gary L. Granik of this office at 212.806.5790 (ggranik@stroock.com).

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:  Gary L. Granik

A&Q MASTERS FUND
c/o UBS Alternative and Quantitative Investments LLC
677 Washington Boulevard
Stamford, Connecticut 06901

July 30, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Ms. Anu Dubey

Re:	A&Q Masters Fund
(formerly, O’Connor Fund of Funds: Masters) (the “Fund”)
Post-Effective Amendment No. 2 to Form N-2 Registration Statement
(File Nos. 333-189732; 811-22859)

Ladies and Gentlemen:

Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, the Fund hereby requests acceleration of the effective date of the above-referenced Amendment to the Fund’s Registration Statement on Form N-2 to August 1, 2014, or as soon thereafter as practicable.

Very truly yours,

A&Q MASTERS FUND

By:	/s/ Dylan Germishuys
Name: Dylan Germishuys
Title: Authorized Person

UBS FINANCIAL SERVICES INC.
1285 Avenue of the Americas
New York, New York 10019

July 30, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549
Attention:  Ms. Anu Dubey

Re:	A&Q Masters Fund
(formerly, O’Connor Fund of Funds: Masters) (the “Fund”)
Post-Effective Amendment No. 2 to Form N-2 Registration Statement
(File Nos. 333-189732; 811-22859)

Ladies and Gentlemen:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, UBS Financial Services Inc., as underwriter, hereby joins the Fund in requesting that the effective date of the above-referenced Amendment to the Fund’s Registration Statement be accelerated so that it will be declared effective on August 1, 2014, or as soon thereafter as practicable.

Securities of the Fund are being sold on a best efforts basis.  No preliminary prospectuses have been or will be distributed before the date of effectiveness of the above-referenced Amendment to the Fund’s Registration Statement.  Prospective investors will receive final prospectuses.

Sincerely,

UBS FINANCIAL SERVICES INC.

By:	/s/ Anna Gindes
Name: Anna Gindes
Title: Authorized Person

A&Q MASTERS FUND
c/o UBS Alternative and Quantitative Investments LLC
677 Washington Boulevard
Stamford, Connecticut 06901

July 30, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Ms. Anu Dubey

Re:	A&Q Masters Fund
(formerly, O’Connor Fund of Funds: Masters) (the “Fund”)
File Nos. 333-189732; 811-22859

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), and in connection with a request for acceleration by the Fund of Post-Effective Amendment No. 2 to its Registration Statement on Form N-2, File No. 333-189732, the undersigned Fund acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing;  and

•	the Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

A&Q Masters Fund

By:	/s/ Dylan Germishuys
Name: Dylan Germishuys
Title: Authorized Person